SCHEDULE OF SUPPLEMENTAL PRO-FORMA FINANCIAL INFORMATION (Details) - Titan Trucking LLC [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Total revenue	$ 5,936,731	$ 4,204,694
Net loss	$ (122,348,055)	$ (24,337,792)
Pro forma loss per common share basic	$ (1.46)	$ (5.52)
Pro forma loss per common share diluted	$ (1.46)	$ (5.52)
Pro forma weighted average number of common shares basic	84,039,244	4,410,595
Pro forma weighted average number of common shares diluted	84,039,244	4,410,595